EMPLOYER RETIREMENT PLAN	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYER RETIREMENT PLAN
20.	EMPLOYER RETIREMENT PLAN
The Company sponsors a 401(k) profit sharing plan covering all eligible employees. Participants may elect to defer a percentage of their compensation ranging from 1% to 75%, up to the maximum allowable by law by making contributions to the plan. The Company may match, at its discretion, the employee contributions according to the terms of the plan. During the years ended December 31, 2021, 2020, and 2019, the Company did not match any of its employees’ contributions.